Sanford C. Bernstein Fund, Inc. Schedule of Investments Intermediate Duration Portfolio December 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 30.8%
Malaysia – 0.2%
Malaysia Government Bond Series 117 3.882%, 03/10/2022	MYR	35,334	$8,990,507

Netherlands – 1.2%
Netherlands Government Bond 0.25%, 07/15/2029(a)	EUR	34,460	45,063,870

United States – 29.4%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	12,265	11,132,404
2.00%, 02/15/2050		2,460	2,672,559
2.25%, 08/15/2046		12,530	14,309,652
2.375%, 11/15/2049		2,885	3,390,777
2.50%, 02/15/2045-05/15/2046		25,872	30,916,592
3.00%, 05/15/2045-02/15/2049		78,384	102,821,896
3.375%, 05/15/2044		5,710	7,806,849
3.50%, 02/15/2039		4,254	5,773,476
3.75%, 11/15/2043		10,205	14,687,227
4.375%, 02/15/2038-11/15/2039		49,130	74,206,189
4.50%, 02/15/2036		4,048	5,938,588
4.75%, 02/15/2037		4,156	6,332,056
5.50%, 08/15/2028		10,214	13,852,737
U.S. Treasury Notes 0.125%, 08/31/2022-10/31/2022		522,639	522,639,000
0.375%, 11/30/2025		15,312	15,333,532
0.875%, 11/15/2030		15,731	15,676,925
1.375%, 01/31/2021-04/30/2021		115	115,301
1.50%, 02/15/2030		11,115	11,761,059
1.75%, 11/30/2021(b)		28,028	28,439,661
1.75%, 11/15/2029		11,550	12,481,219
1.875%, 01/31/2022		9,965	10,153,401
2.00%, 12/31/2021		26,704	27,200,527
2.125%, 08/15/2021(b)		89,667	90,773,827
2.25%, 04/30/2021-02/15/2027		38,231	38,803,329
2.375%, 08/15/2024(b)		7,351	7,920,595
2.625%, 02/15/2029		30,853	35,418,509

			1,110,557,887

Total Governments - Treasuries (cost $1,096,894,779)			1,164,612,264

CORPORATES - INVESTMENT GRADE – 28.6%
Industrial – 18.7%
Basic – 1.5%
Alpek SAB de CV 4.25%, 09/18/2029(a)		449	490,673
Celulosa Arauco y Constitucion SA 4.20%, 01/29/2030(a)		2,160	2,436,750
DuPont de Nemours, Inc. 4.205%, 11/15/2023		4,915	5,426,897
4.493%, 11/15/2025		4,913	5,740,153
Eastman Chemical Co. 3.80%, 03/15/2025		2,282	2,538,474

		Principal Amount (000)	U.S. $ Value

Fresnillo PLC 4.25%, 10/02/2050(a)	U.S.$	11,109	$12,164,355
Glencore Funding LLC 4.125%, 05/30/2023(a)		2,622	2,829,846
GUSAP III LP 4.25%, 01/21/2030(a)		5,248	5,863,000
Industrias Penoles SAB de CV 4.75%, 08/06/2050(a)		1,544	1,787,180
Inversiones CMPC SA 3.85%, 01/13/2030(a)		2,742	3,070,183
4.375%, 04/04/2027(a)		2,062	2,343,592
Inversiones CMPC SA/Cayman Islands Branch 4.375%, 05/15/2023(a)		1,151	1,224,232
Nutrition & Biosciences, Inc. 1.832%, 10/15/2027(a)		1,910	1,967,892
Orbia Advance Corp. SAB de CV 4.00%, 10/04/2027(a)		3,400	3,753,813
4.875%, 09/19/2022(a)		1,519	1,611,089
Suzano Austria GmbH 3.75%, 01/15/2031		1,419	1,504,140

			54,752,269

Capital Goods – 0.2%
Raytheon Technologies Corp. 3.95%, 08/16/2025		6,049	6,935,602
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		1,117	1,204,092

			8,139,694

Communications - Media – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028		868	999,407
4.80%, 03/01/2050		1,260	1,496,489
5.125%, 07/01/2049		1,949	2,373,161
Comcast Corp. 3.45%, 02/01/2050		3,250	3,817,872
4.15%, 10/15/2028		4,460	5,348,923
Cox Communications, Inc. 2.95%, 06/30/2023(a)		2,401	2,527,557
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030		4,470	5,564,479
Prosus NV 4.027%, 08/03/2050(a)		2,530	2,624,875
Tencent Holdings Ltd. 1.81%, 01/26/2026(a)		5,470	5,591,366
3.24%, 06/03/2050(a)		4,830	4,993,012
Time Warner Cable LLC 4.50%, 09/15/2042		2,370	2,761,216
ViacomCBS, Inc. 3.375%, 02/15/2028		3,742	4,203,426
3.70%, 06/01/2028		1,731	1,976,785

		Principal Amount (000)	U.S. $ Value

4.20%, 05/19/2032	U.S.$	1,140	$1,370,348
4.95%, 01/15/2031		1,830	2,296,211
Walt Disney Co. (The) 2.75%, 09/01/2049		3,730	3,930,674
Weibo Corp. 3.375%, 07/08/2030		8,659	8,818,650

			60,694,451

Communications - Telecommunications – 1.1%
AT&T, Inc. 2.75%, 06/01/2031		1,793	1,915,928
3.50%, 09/15/2053(a)		5,834	5,866,379
3.65%, 09/15/2059(a)		4,421	4,457,252
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025(a)		6,740	7,317,011
Verizon Communications, Inc. 2.987%, 10/30/2056(a)		4,503	4,532,360
3.00%, 03/22/2027		1,801	1,995,976
4.862%, 08/21/2046		2,993	4,020,587
5.012%, 04/15/2049		422	584,592
Vodafone Group PLC 3.75%, 01/16/2024		11,123	12,159,886

			42,849,971

Consumer Cyclical - Automotive – 1.2%
General Motors Co. 6.125%, 10/01/2025		1,152	1,398,724
6.80%, 10/01/2027		1,611	2,072,294
General Motors Financial Co., Inc. 2.70%, 08/20/2027		5,100	5,392,179
4.30%, 07/13/2025		1,405	1,575,651
5.10%, 01/17/2024		6,170	6,903,860
5.25%, 03/01/2026		1,600	1,881,328
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/202(a)		10,500	11,364,780
Lear Corp. 3.50%, 05/30/2030		3,051	3,333,675
3.80%, 09/15/2027		933	1,044,690
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		8,330	9,159,168

			44,126,349

Consumer Cyclical - Other – 0.2%
Las Vegas Sands Corp. 2.90%, 06/25/2025		4,875	5,106,124
3.20%, 08/08/2024		2,885	3,059,225
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		530	620,100

			8,785,449

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 0.7%
Advance Auto Parts, Inc. 1.75%, 10/01/2027	U.S.$	2,127	$2,167,966
3.90%, 04/15/2030		3,144	3,622,077
AutoNation, Inc. 4.75%, 06/01/2030		1,195	1,439,545
Ralph Lauren Corp. 2.95%, 06/15/2030		10,579	11,453,248
Ross Stores, Inc. 4.70%, 04/15/2027		7,988	9,443,813

			28,126,649

Consumer Non-Cyclical – 4.8%
AbbVie, Inc. 2.95%, 11/21/2026		5,352	5,926,805
4.875%, 11/14/2048		3,688	5,014,721
Altria Group, Inc. 3.40%, 05/06/2030		7,300	8,157,823
4.80%, 02/14/2029		1,340	1,606,687
Amgen, Inc. 4.663%, 06/15/2051		8,453	11,476,892
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 06/01/2060		3,608	4,639,780
5.55%, 01/23/2049		9,040	12,821,522
Banner Health 1.897%, 01/01/2031		2,474	2,508,116
Baptist Healthcare System Obligated Group Series 20B 3.54%, 08/15/2050		5,180	5,775,907
BAT Capital Corp. 2.259%, 03/25/2028		11,104	11,482,980
2.726%, 03/25/2031		4,352	4,505,321
4.70%, 04/02/2027		4,650	5,482,954
Biogen, Inc. 4.05%, 09/15/2025		7,188	8,236,657
Cigna Corp. 3.40%, 03/01/2027		8,649	9,766,970
3.75%, 07/15/2023		1,510	1,630,906
4.125%, 11/15/2025		2,682	3,085,373
4.375%, 10/15/2028		3,600	4,346,460
Coca-Cola Femsa SAB de CV 1.85%, 09/01/2032		1,899	1,890,692
2.75%, 01/22/2030		2,389	2,580,867
CommonSpirit Health 1.547%, 10/01/2025		3,341	3,436,987
CVS Health Corp. 4.30%, 03/25/2028		460	545,215
5.05%, 03/25/2048		4,274	5,778,533
Gilead Sciences, Inc. 4.75%, 03/01/2046		8,668	11,499,229
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)		1,585	1,636,512
Royalty Pharma PLC 1.75%, 09/02/2027(a)		1,230	1,264,612
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		11,825	13,224,134
Sigma Alimentos SA de CV 4.125%, 05/02/2026(a)		378	416,863

	Principal Amount (000)		U.S. $ Value

Sutter Health Series 20A 2.294%, 08/15/2030	U.S.$	7,392	$7,704,977
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023		6,627	7,341,854
Tyson Foods, Inc. 3.95%, 08/15/2024		5,908	6,567,156
4.00%, 03/01/2026		763	876,924
Utah Acquisition Sub, Inc. 3.95%, 06/15/2026		6,825	7,809,506
Zimmer Biomet Holdings, Inc. 3.55%, 03/20/2030		1,136	1,287,588

			180,327,523

Energy – 4.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 3.337%, 12/15/2027		11,885	13,351,134
Boardwalk Pipelines LP 3.40%, 02/15/2031		3,871	4,027,659
BP Capital Markets America, Inc. 3.194%, 04/06/2025		4,472	4,918,798
Energy Transfer Operating LP 3.75%, 05/15/2030		7,398	7,972,751
4.75%, 01/15/2026		6,615	7,491,024
5.50%, 06/01/2027		5,482	6,423,972
Eni SpA 4.25%, 05/09/2029(a)		3,228	3,816,594
Enterprise Products Operating LLC 3.35%, 03/15/2023		11	11,629
4.20%, 01/31/2050		1,244	1,455,853
Exxon Mobil Corp. 1.571%, 04/15/2023		6,855	7,056,948
2.992%, 03/19/2025		4,908	5,373,524
Husky Energy, Inc. 4.40%, 04/15/2029		13,375	14,890,521
Kinder Morgan Energy Partners LP 3.45%, 02/15/2023		7	7,375
Kinder Morgan, Inc. 3.15%, 01/15/2023		5,150	5,415,071
Marathon Oil Corp. 3.85%, 06/01/2025		10,900	11,681,530
Marathon Petroleum Corp. 5.125%, 12/15/2026		9,518	11,351,928
Noble Energy, Inc. 3.90%, 11/15/2024		6,369	7,079,589
Oleoducto Central SA 4.00%, 07/14/2027(a)		631	684,241
ONEOK, Inc. 4.00%, 07/13/2027		4,900	5,457,914
4.35%, 03/15/2029		4,164	4,716,521
6.35%, 01/15/2031		1,192	1,530,409
Plains All American Pipeline LP/PAA Finance Corp. 2.85%, 01/31/2023		5,792	5,985,279
3.55%, 12/15/2029		407	426,133
3.60%, 11/01/2024		4,448	4,749,708
3.85%, 10/15/2023		2,600	2,779,114
4.50%, 12/15/2026		648	726,298

	Principal Amount (000)		U.S. $ Value

Sabine Pass Liquefaction LLC 5.00%, 03/15/2027	U.S.$	4,443	$5,243,584
Saudi Arabian Oil Co. 2.25%, 11/24/2030(a)		1,876	1,901,795
Shell International Finance BV 3.25%, 04/06/2050		6,856	7,768,739
Sunoco Logistics Partners Operations LP 4.00%, 10/01/2027		5,150	5,630,855
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		1,397	1,479,074
Valero Energy Corp. 2.70%, 04/15/2023		3,902	4,074,664
Williams Cos., Inc. (The) 3.50%, 11/15/2030		2,012	2,281,688

			167,761,916

Other Industrial – 0.1%
Alfa SAB de CV 5.25%, 03/25/2024(a)		3,311	3,648,308

Services – 0.5%
Booking Holdings, Inc. 4.625%, 04/13/2030		9,010	11,174,112
Expedia Group, Inc. 6.25%, 05/01/2025(a)		480	556,699
Mastercard, Inc. 3.30%, 03/26/2027		2,665	3,040,632
3.85%, 03/26/2050		4,350	5,622,418

			20,393,861

Technology – 2.0%
Apple, Inc. 2.40%, 08/20/2050		7,394	7,543,950
Baidu, Inc. 3.425%, 04/07/2030		217	240,886
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		1,997	2,198,078
Broadcom, Inc. 4.11%, 09/15/2028		5,346	6,114,541
4.15%, 11/15/2030		6,902	7,980,714
5.00%, 04/15/2030		6,078	7,392,185
Dell International LLC/EMC Corp. 6.02%, 06/15/2026(a)		1,615	1,971,463
Infor, Inc. 1.75%, 07/15/2025(a)		2,719	2,820,038
Micron Technology, Inc. 4.185%, 02/15/2027		9,824	11,496,732
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)		839	902,068
3.875%, 06/18/2026(a)		1,102	1,260,986

	Principal Amount (000)		U.S. $ Value

Oracle Corp. 2.50%, 04/01/2025	U.S.$	6,769	$7,273,764
3.60%, 04/01/2050		14,945	17,446,195

			74,641,600

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		3,393	3,637,848
4.75%, 10/20/2028(a)		3,940	4,302,244
Southwest Airlines Co. 5.25%, 05/04/2025		4,073	4,721,707

			12,661,799

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		471	521,774
5.875%, 07/05/2034(a)		1,175	1,421,272

			1,943,046

Transportation - Services – 0.0%
ENA Master Trust 4.00%, 05/19/2048(a)		1,235	1,328,783

			710,181,668

Financial Institutions – 9.3%
Banking – 6.7%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)		1,171	1,351,557
AIB Group PLC 4.75%, 10/12/2023(a)		572	629,103
Australia & New Zealand Banking Group Ltd. 4.40%, 05/19/2026(a)		405	466,123
Banco de Credito del Peru 3.125%, 07/01/2030(a)		5,996	6,160,890
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(a)		2,650	3,024,604
Banco Santander SA 2.749%, 12/03/2030		3,000	3,092,880
3.49%, 05/28/2030		1,000	1,121,700
5.179%, 11/19/2025		9,800	11,476,976
Bank of America Corp. 5.00%, 05/13/2021		10	10,169
Series DD 6.30%, 03/10/2026(c)		1,628	1,891,541
Series L 3.95%, 04/21/2025		4,925	5,549,293
Series Z 6.50%, 10/23/2024(c)		2,548	2,915,447
Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(c)		1,628	1,794,935

	Principal Amount (000)		U.S. $ Value

Barclays Bank PLC 6.86%, 06/15/2032(a) (c)	U.S.$	1,250	$1,771,050
BBVA USA 2.875%, 06/29/2022		8,460	8,753,477
BNP Paribas SA 4.375%, 09/28/2025-05/12/2026(a)		6,625	7,586,378
BPCE SA 2.75%, 01/11/2023(a)		1,822	1,905,794
5.70%, 10/22/2023(a)		1,991	2,251,741
Capital One Financial Corp. 2.60%, 05/11/2023		3,355	3,516,308
3.30%, 10/30/2024		8,359	9,187,377
Citigroup, Inc. 4.45%, 09/29/2027		7,045	8,320,779
4.50%, 01/14/2022		11	11,469
5.95%, 01/30/2023(c)		2,569	2,700,610
Series R 4.699% (LIBOR 3 Month + 4.48%), 02/15/2021(c) (d)		3,413	3,417,676
Series W 4.00%, 12/10/2025(c)		3,243	3,331,501
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)		658	758,088
Cooperatieve Rabobank UA 3.95%, 11/09/2022		1,581	1,678,484
4.375%, 08/04/2025		6,380	7,286,407
Credit Agricole SA/London 3.25%, 10/04/2024(a)		1,287	1,398,145
3.375%, 01/10/2022(a)		576	593,764
Danske Bank A/S 3.244%, 12/20/2025(a)		2,594	2,778,433
Deutsche Bank AG/New York NY 2.129%, 11/24/2026		4,221	4,320,025
3.961%, 11/26/2025		1,336	1,460,916
Discover Bank 4.682%, 08/09/2028		2,264	2,406,994
Goldman Sachs Group, Inc. (The) 5.25%, 07/27/2021		6	6,167
5.75%, 01/24/2022		14	14,794
Series M 4.128% (LIBOR 3 Month + 3.92%), 02/01/2021(c) (d)		2,000	1,993,980
HSBC Holdings PLC 4.041%, 03/13/2028		7,182	8,195,021
4.25%, 03/14/2024		3,943	4,351,889
4.292%, 09/12/2026		2,495	2,844,824
6.375%, 03/30/2025(c)		1,725	1,886,874
JPMorgan Chase & Co. 2.083%, 04/22/2026		4,480	4,728,416
3.54%, 05/01/2028		10,073	11,489,365
Morgan Stanley 3.591%, 07/22/2028		8,591	9,804,908
5.00%, 11/24/2025		3,110	3,713,589
7.25%, 04/01/2032		15	23,109

	Principal Amount (000)		U.S. $ Value

Nationwide Building Society 4.00%, 09/14/2026(a)	U.S.$	5,370	$6,023,636
Natwest Group PLC 8.625%, 08/15/2021(c)		7,871	8,167,579
Series U 2.574% (LIBOR 3 Month + 2.32%), 09/30/2027(c) (d)		2,900	2,801,632
Santander Holdings USA, Inc. 4.40%, 07/13/2027		3,049	3,472,720
Societe Generale SA 4.25%, 08/19/2026(a)		6,700	7,464,068
Standard Chartered PLC 1.724% (LIBOR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		300	277,731
5.20%, 01/26/2024(a)		3,782	4,175,933
7.50%, 04/02/2022(a) (c)		1,882	1,960,216
7.75%, 04/02/2023(a) (c)		822	890,201
State Street Corp. 2.901%, 03/30/2026		498	542,247
Truist Financial Corp. Series Q 5.10%, 03/01/2030(c)		6,656	7,602,150
UBS AG/Stamford CT 7.625%, 08/17/2022		5,982	6,628,774
UBS Group AG 7.00%, 01/31/2024-02/19/2025(a) (c)		3,426	3,772,073
UniCredit SpA 2.569%, 09/22/2026(a)		11,095	11,317,011
US Bancorp Series J 5.30%, 04/15/2027(c)		3,485	3,919,196
Wells Fargo & Co. 2.188%, 04/30/2026		3,502	3,685,960
3.069%, 01/24/2023		6,527	6,710,213
3.75%, 01/24/2024		6,552	7,149,346
Series G 4.30%, 07/22/2027		2,827	3,315,279

			253,849,535

Brokerage – 0.1%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(c)		3,271	3,641,114

Finance – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.875%, 08/14/2024		345	358,303
3.30%, 01/23/2023		150	156,357
3.65%, 07/21/2027		172	186,257
4.125%, 07/03/2023		395	422,429
4.50%, 09/15/2023		3,289	3,562,579
4.875%, 01/16/2024		2,761	3,019,871
6.50%, 07/15/2025		613	732,817

	Principal Amount (000)		U.S. $ Value

Air Lease Corp. 2.875%, 01/15/2026	U.S.$	2,045	$2,163,631
3.625%, 04/01/2027		303	326,516
3.875%, 07/03/2023		606	645,729
4.25%, 02/01/2024		2,411	2,615,959
Aircastle Ltd. 4.125%, 05/01/2024		1,481	1,574,066
4.25%, 06/15/2026		271	287,081
4.40%, 09/25/2023		3,751	4,002,692
5.00%, 04/01/2023		306	328,206
5.25%, 08/11/2025(a)		3,368	3,705,810
Aviation Capital Group LLC 2.875%, 01/20/2022(a)		582	590,416
3.50%, 11/01/2027(a)		1,314	1,315,813
3.875%, 05/01/2023(a)		3,183	3,318,851
4.125%, 08/01/2025(a)		35	36,550
4.375%, 01/30/2024(a)		1,300	1,371,747
4.875%, 10/01/2025(a)		1,447	1,549,621
5.50%, 12/15/2024(a)		3,623	4,001,024
GE Capital European Funding Unlimited Co. 4.625%, 02/22/2027	EUR	250	381,732
GE Capital Funding LLC 4.40%, 05/15/2030(a)	U.S.$	9,960	11,733,976
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035		2,843	3,393,064
Synchrony Financial 4.50%, 07/23/2025		6,600	7,427,970

			59,209,067

Insurance – 0.8%
Alleghany Corp. 3.625%, 05/15/2030		7,452	8,434,174
Guardian Life Insurance Co. of America (The) 4.85%, 01/24/2077(a)		2,851	3,978,086
MetLife Capital Trust IV 7.875%, 12/15/2037(a)		5,200	7,332,000
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		2,058	3,565,361
Prudential Financial, Inc. 5.20%, 03/15/2044		1,970	2,108,924
5.375%, 05/15/2045		615	671,488
5.875%, 09/15/2042		459	491,259
Voya Financial, Inc. 5.65%, 05/15/2053		1,693	1,788,434

			28,369,726

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		656	735,684

	Principal Amount (000)			U.S. $ Value

REITS – 0.1%
Host Hotels & Resorts LP Series D 3.75%, 10/15/2023	U.S.$	202		$212,947
Rexford Industrial Realty LP 2.125%, 12/01/2030		5,037		5,057,198

				5,270,145

				351,075,271

Utility – 0.6%
Electric – 0.6%
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,670		1,803,078
Colbun SA 3.15%, 03/06/2030(a)		400		431,375
Enel Chile SA 4.875%, 06/12/2028		4,545		5,355,999
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(a)		7,000		7,901,250
Kentucky Utilities Co. 3.30%, 06/01/2050		3,047		3,452,251
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025		1,368		1,480,723
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 4.85%, 10/14/2038(a)		2,389		2,665,240

				23,089,916

Total Corporates - Investment Grade (cost $1,000,901,441)				1,084,346,855

MORTGAGE PASS-THROUGHS – 13.0%
Agency Fixed Rate 30-Year – 12.0%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049-11/01/2049		29,919		32,368,628
Series 2020 3.50%, 01/01/2050		8,205		8,990,187
Federal Home Loan Mortgage Corp. Gold Series 2003 5.00%, 08/01/2033		1		999
Series 2007 5.50%, 07/01/2035		831		961,946
Series 2016 4.00%, 02/01/2046		7,952		8,820,017
Series 2017 4.00%, 07/01/2044		6,342		7,031,021
Series 2018 4.00%, 08/01/2048-12/01/2048		12,931		14,025,806
4.50%, 10/01/2048-11/01/2048		18,978		20,861,079
5.00%, 09/01/2048-11/01/2048		6,530		7,343,513
Federal National Mortgage Association Series 2001 6.50%, 08/01/2031		2		2,166
Series 2002 6.50%, 09/01/2032		0	**	185

	Principal Amount (000)		U.S. $ Value

Series 2003 5.50%, 04/01/2033-11/01/2033	U.S.$	2,404	$2,771,505
Series 2004 5.50%, 04/01/2034-11/01/2034		2,106	2,443,477
6.50%, 08/01/2034		2	1,950
Series 2005 5.50%, 02/01/2035		1,881	2,180,217
Series 2006 5.50%, 04/01/2036		346	402,644
Series 2007 5.50%, 09/01/2036		719	836,031
Series 2008 6.00%, 03/01/2037		5	5,709
Series 2010 4.00%, 12/01/2040		3,866	4,286,580
Series 2012 3.50%, 02/01/2042-01/01/2043		28,382	31,334,952
Series 2013 3.50%, 04/01/2043		13,599	15,019,673
4.00%, 10/01/2043		11,784	13,052,454
Series 2015 3.00%, 05/01/2045-08/01/2045		15,784	16,697,497
Series 2018 3.50%, 02/01/2048-05/01/2048		10,400	11,081,953
4.00%, 08/01/2048-12/01/2048		18,542	20,110,007
4.50%, 09/01/2048		18,279	20,088,027
Series 2019 3.50%, 08/01/2049-11/01/2049		32,743	35,287,797
4.00%, 06/01/2049		13,527	14,763,364
Series 2020 3.50%, 01/01/2050		8,637	9,394,152
Government National Mortgage Association Series 2016 3.00%, 04/20/2046-12/20/2046		6,822	7,183,486
Uniform Mortgage-Backed Security Series 2021 1.50%, 01/01/2051, TBA		55,200	55,777,878
2.00%, 01/01/2051, TBA		35,770	37,167,266
2.50%, 01/01/2051, TBA		52,635	55,488,806

			455,780,972

Agency Fixed Rate 15-Year – 1.0%
Federal National Mortgage Association Series 2012 2.50%, 04/01/2027		18	18,331
Series 2016 2.50%, 02/01/2031-01/01/2032		31,689	33,232,142
Series 2017 2.50%, 01/01/2032-02/01/2032		4,215	4,423,116

			37,673,589

Other Agency Fixed Rate Programs – 0.0%
Federal National Mortgage Association Series 2009 4.50%, 07/01/2029-10/01/2029		476	526,166

	Principal Amount (000)			U.S. $ Value

Agency ARMs – 0.0%
Federal Home Loan Mortgage Corp. Gold
Series 2006 2.55% (LIBOR 12 Month + 2.18%), 12/01/2036(d)	U.S.$	0	**	$334
Series 2007 4.10% (LIBOR 12 Month + 2.10%), 03/01/2037(d)		1		609

				943

Total Mortgage Pass-Throughs (cost $475,861,039)				493,981,670

COMMERCIAL MORTGAGE-BACKED SECURITIES – 9.0%
Non-Agency Fixed Rate CMBS – 6.8%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.534%, 03/10/2037(a)		2,805		2,511,553
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class AS 3.989%, 09/15/2048		871		966,666
Barclays Commercial Mortgage Trust Series 2019-C3, Class B 4.096%, 05/15/2052		3,523		4,005,590
CCUBS Commercial Mortgage Trust Series 2017-C1, Class A4 3.544%, 11/15/2050		8,525		9,753,007
CFCRE Commercial Mortgage Trust Series 2016-C4, Class A4 3.283%, 05/10/2058		3,655		3,969,208
CGRBS Commercial Mortgage Trust Series 2013-VN05, Class A 3.369%, 03/13/2035(a)		11,325		11,885,504
Citigroup Commercial Mortgage Trust Series 2015-GC27, Class A5 3.137%, 02/10/2048		7,490		8,120,611
Series 2015-GC35, Class A4 3.818%, 11/10/2048		3,530		3,993,960
Series 2016-C1, Class A4 3.209%, 05/10/2049		12,141		13,446,801
Series 2016-GC36, Class A5 3.616%, 02/10/2049		3,982		4,475,316
Series 2018-B2, Class A4 4.009%, 03/10/2051		5,890		6,861,455
Commercial Mortgage Trust Series 2012-CR3, Class E 4.75%, 10/15/2045(a)		3,938		2,274,529
Series 2013-SFS, Class A1 1.873%, 04/12/2035(a)		1,519		1,506,634
Series 2015-3BP, Class A 3.178%, 02/10/2035(a)		1,705		1,837,862
Series 2015-CR24, Class A5 3.696%, 08/10/2048		3,925		4,404,534
Series 2015-DC1, Class A5 3.35%, 02/10/2048		6,250		6,847,485

	Principal Amount (000)		U.S. $ Value

Series 2015-PC1, Class A5 3.902%, 07/10/2050	U.S.$	7,135	$7,980,142
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4 3.504%, 06/15/2057		3,451	3,797,636
Series 2015-C3, Class A4 3.718%, 08/15/2048		6,101	6,788,824
Series 2015-C4, Class A4 3.808%, 11/15/2048		7,715	8,698,674
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.388%, 08/10/2044(a)		2,100	1,797,856
Series 2013-G1, Class A1 2.059%, 04/10/2031(a)		229	230,975
Series 2013-G1, Class A2 3.557%, 04/10/2031(a)		6,804	6,761,935
Series 2014-GC22, Class A5 3.862%, 06/10/2047		6,360	6,980,916
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C5, Class D 5.424%, 08/15/2046(a)		1,285	995,028
Series 2012-C6, Class E 5.152%, 05/15/2045(a)		3,967	2,357,567
Series 2014-C20, Class A5 3.805%, 07/15/2047		9,950	10,870,844
Series 2016-JP3, Class B 3.397%, 08/15/2049		3,000	3,188,480
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.702%, 08/15/2046(a)		2,527	1,864,826
Series 2014-C21, Class A5 3.775%, 08/15/2047		6,300	6,912,187
Series 2014-C21, Class B 4.341%, 08/15/2047		1,857	1,945,061
Series 2015-C27, Class AS 3.634%, 02/15/2048		3,415	3,694,003
Series 2015-C30, Class A5 3.822%, 07/15/2048		3,820	4,313,353
Series 2015-C31, Class A3 3.801%, 08/15/2048		9,802	10,998,767
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.492%, 09/15/2039		1,387	800,842
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)		5,585	5,700,439
Morgan Stanley Capital I Trust Series 2011-C1, Class D 5.563%, 09/15/2047(a)		900	900,471
Series 2016-UB12, Class A4 3.596%, 12/15/2049		6,180	6,960,488
UBS Commercial Mortgage Trust Series 2018-C10, Class A4 4.313%, 05/15/2051		7,900	9,277,532
Series 2018-C8, Class A4 3.983%, 02/15/2051		6,400	7,436,230

	Principal Amount (000)		U.S. $ Value

Series 2018-C9, Class A4 4.117%, 03/15/2051	U.S.$	10,270	$12,031,270
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class A5 2.85%, 12/10/2045		9,507	9,854,438
Wells Fargo Commercial Mortgage Trust Series 2015-SG1, Class AS 4.047%, 09/15/2048		2,906	3,214,960
Series 2015-SG1, Class C 4.462%, 09/15/2048		5,778	5,074,804
Series 2016-C35, Class XA 1.927%, 07/15/2048(e)		23,488	1,868,309
Series 2018-C43, Class A4 4.012%, 03/15/2051		4,550	5,325,860
Series 2019-C51, Class B 3.836%, 06/15/2052		1,269	1,389,972
WF-RBS Commercial Mortgage Trust Series 2013-C11, Class XA 1.173%, 03/15/2045(a) (e)		67,342	1,340,532
Series 2014-C19, Class A5 4.101%, 03/15/2047		1,600	1,760,550
Series 2014-C21, Class A5 3.678%, 08/15/2047		6,200	6,781,733
Series 2014-C24, Class AS 3.931%, 11/15/2047		1,471	1,512,168

			258,268,387

Non-Agency Floating Rate CMBS – 2.2%
Ashford Hospitality Trust Series 2018-ASHF, Class A 1.059% (LIBOR 1 Month + 0.90%), 04/15/2035(a) (d)		3,638	3,588,084
Series 2018-KEYS, Class A 1.159% (LIBOR 1 Month + 1.00%), 06/15/2035(a) (d)		7,150	6,931,757
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.159% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (d)		10,570	10,109,577
BBCMS Mortgage Trust Series 2020-BID, Class A 2.299% (LIBOR 1 Month + 2.14%), 10/15/2037(a) (d)		6,218	6,219,957
BHMS Series 2018-ATLS, Class A 1.409% (LIBOR 1 Month + 1.25%), 07/15/2035(a) (d)		5,580	5,426,413
Braemar Hotels & Resorts Trust Series 2018-PRME, Class A 0.979% (LIBOR 1 Month + 0.82%), 06/15/2035(a) (d)		4,000	3,896,685

	Principal Amount (000)		U.S. $ Value

BX Trust Series 2018-EXCL, Class A 1.246% (LIBOR 1 Month + 1.09%), 09/15/2037(a) (d)	U.S.$	5,730	$5,289,827
CLNY Trust Series 2019-IKPR, Class D 2.184% (LIBOR 1 Month + 2.03%), 11/15/2038(a) (d)		5,360	4,849,851
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.182% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (d)		5,912	5,837,995
Great Wolf Trust Series 2019-WOLF, Class A 1.193% (LIBOR 1 Month + 1.03%), 12/15/2036(a) (d)		5,961	5,826,480
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.359% (LIBOR 1 Month + 1.20%), 06/15/2038(a) (d)		1,456	1,444,604
Series 2019-SMP, Class A 1.309% (LIBOR 1 Month + 1.15%), 08/15/2032(a) (d)		1,700	1,689,516
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035(f) (g) (h)		6,860	7,360,834
JP Morgan Chase Commercial Mortgage Securities Trust Series 2020-NNN, Class EFL 2.003% (LIBOR 1 Month + 1.85%), 01/16/2037(a) (d)		531	490,021
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109% (LIBOR 1 Month + 1.95%), 11/15/2026(d) (g)		2,464	2,192,154
Natixis Commercial Mortgage Securities Trust Series 2018-850T, Class A 0.942% (LIBOR 1 Month + 0.78%), 07/15/2033(a) (d)		3,359	3,334,200
Series 2019-MILE, Class A 1.659% (LIBOR 1 Month + 1.50%), 07/15/2036(a) (d)		2,750	2,740,282
Starwood Retail Property Trust Series 2014-STAR, Class A 1.629% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (d)		9,857	6,505,745

			83,733,982

Total Commercial Mortgage-Backed Securities (cost $335,784,446)			342,002,369

COLLATERALIZED MORTGAGE OBLIGATIONS – 6.1%
Risk Share Floating Rate – 3.8%
Bellemeade Re Ltd. Series 2018-3A, Class M1B 1.998% (LIBOR 1 Month + 1.85%), 10/25/2028(a) (d)		1,763	1,759,271

	Principal Amount (000)		U.S. $ Value

Series 2019-3A, Class M1B 1.748% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (d)	U.S.$	3,489	$3,492,063
Series 2019-3A, Class M1C 2.098% (LIBOR 1 Month + 1.95%), 07/25/2029(a) (d)		575	573,120
Series 2020-2A, Class M1B 3.348% (LIBOR 1 Month + 3.20%), 08/26/2030(a) (d)		3,206	3,240,454
Series 2020-3A, Class M1B 2.998% (LIBOR 1 Month + 2.85%), 10/25/2030(a) (d)		1,900	1,904,830
Eagle RE Ltd. Series 2018-1, Class M2 3.148% (LIBOR 1 Month + 3.00%), 11/25/2028(a) (d)		617	619,376
Series 2020-1, Class M1A 1.048% (LIBOR 1 Month + 0.90%), 01/25/2030(a) (d)		6,400	6,375,973
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2023(d)		708	703,955
Series 2014-DN3, Class M3 4.148% (LIBOR 1 Month + 4.00%), 08/25/2024(d)		1,135	1,157,837
Series 2016-DNA3, Class M3 5.148% (LIBOR 1 Month + 5.00%), 12/25/2028(d)		4,799	5,014,599
Series 2016-DNA4, Class M3 3.948% (LIBOR 1 Month + 3.80%), 03/25/2029(d)		6,802	7,040,911
Series 2016-HQA2, Class M3 5.298% (LIBOR 1 Month + 5.15%), 11/25/2028(d)		301	311,838
Series 2016-HQA3, Class M3 3.998% (LIBOR 1 Month + 3.85%), 03/25/2029(d)		2,030	2,103,324
Series 2017-DNA2, Class M2 3.598% (LIBOR 1 Month + 3.45%), 10/25/2029(d)		2,850	2,943,441
Series 2017-DNA3, Class M2 2.648% (LIBOR 1 Month + 2.50%), 03/25/2030(d)		7,295	7,394,649
Series 2017-HQA2, Class M2B 2.798% (LIBOR 1 Month + 2.65%), 12/25/2029(d)		5,358	5,268,836
Series 2017-HQA3, Class M2 2.498% (LIBOR 1 Month + 2.35%), 04/25/2030(d)		8,694	8,818,680
Series 2020-DNA5, Class M2 2.882%, 10/25/2050(a) (d)		6,500	6,583,048

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C01, Class 2M2 4.698% (LIBOR 1 Month + 4.55%), 02/25/2025(d)	U.S.$	575	$583,743
Series 2015-C02, Class 2M2 4.148% (LIBOR 1 Month + 4.00%), 05/25/2025(d)		800	812,811
Series 2015-C03, Class 2M2 5.148% (LIBOR 1 Month + 5.00%), 07/25/2025(d)		1,584	1,607,750
Series 2015-C04, Class 1M2 5.848% (LIBOR 1 Month + 5.70%), 04/25/2028(d)		1,421	1,516,111
Series 2016-C02, Class 1M2 6.148% (LIBOR 1 Month + 6.00%), 09/25/2028(d)		746	791,318
Series 2016-C03, Class 1M2 5.448% (LIBOR 1 Month + 5.30%), 10/25/2028(d)		2,204	2,323,081
Series 2016-C05, Class 2M2 4.598% (LIBOR 1 Month + 4.45%), 01/25/2029(d)		4,660	4,852,382
Series 2016-C06, Class 1M2 4.398% (LIBOR 1 Month + 4.25%), 04/25/2029(d)		1,365	1,429,434
Series 2016-C07, Class 2M2 4.498% (LIBOR 1 Month + 4.35%), 05/25/2029(d)		787	820,217
Series 2017-C01, Class 1M2 3.698% (LIBOR 1 Month + 3.55%), 07/25/2029(d)		3,525	3,626,958
Series 2017-C02, Class 2M2C 3.798% (LIBOR 1 Month + 3.65%), 09/25/2029(d)		6,096	6,109,745
Home Re Ltd. Series 2020-1, Class M1B 3.398% (LIBOR 1 Month + 3.25%), 10/25/2030(a) (d)		5,050	5,130,690
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398% (LIBOR 1 Month + 4.25%), 11/25/2024(d) (g)		498	479,017
Mortgage Insurance-Linked Notes Series 2019-1, Class M1 2.048% (LIBOR 1 Month + 1.90%), 11/26/2029(a) (d)		4,533	4,522,133
Oaktown Re V Ltd. Series 2020-2A, Class M1B 3.748% (LIBOR 1 Month + 3.60%), 10/25/2030(a) (d)		9,200	9,276,137

	Principal Amount (000)		U.S. $ Value

PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145% (LIBOR 1 Month + 2.00%), 03/27/2024(d) (g)	U.S.$	1,254	$1,194,954
Series 2019-2R, Class A 2.895% (LIBOR 1 Month + 2.75%), 05/27/2023(d) (g)		2,606	2,513,445
Series 2019-3R, Class A 2.845% (LIBOR 1 Month + 2.70%), 10/27/2022(d) (g)		714	705,278
Series 2020-1R, Class A 2.495% (LIBOR 1 Month + 2.35%), 02/27/2023(d) (g)		2,891	2,831,191
Radnor Re Ltd. Series 2019-1, Class M1B 2.098% (LIBOR 1 Month + 1.95%), 02/25/2029(a) (d)		2,657	2,657,339
Series 2019-2, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 06/25/2029(a) (d)		4,356	4,341,529
Series 2020-1, Class M1A 1.098% (LIBOR 1 Month + 0.95%), 02/25/2030(a) (d)		1,924	1,921,768
Series 2020-2, Class M1C 4.748% (LIBOR 1 Month + 4.60%), 10/25/2030(a) (d)		3,672	3,736,250
Traingle Re Ltd. Series 2020-1, Class M1B 4.048% (LIBOR 1 Month + 3.90%), 10/25/2030(a) (d)		10,600	10,678,460
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398% (LIBOR 1 Month + 5.25%), 11/25/2025(d) (g)		2,268	2,213,437
Series 2015-WF1, Class 2M2 5.648% (LIBOR 1 Month + 5.50%), 11/25/2025(d) (g)		701	689,462

			142,670,845

Agency Floating Rate – 1.1%
Federal Home Loan Mortgage Corp. REMICs Series 4416, Class BS 5.941% (6.10% - LIBOR 1 Month), 12/15/2044(d) (i)		12,993	2,587,335
Series 4585, Class DS 5.841% (6.00% - LIBOR 1 Month), 05/15/2046(d) (i)		7,344	1,815,887
Series 4693, Class SL 5.991% (6.15% - LIBOR 1 Month), 06/15/2047(d) (i)		5,042	1,158,330
Series 4931, Class SJ 5.902% (6.05% - LIBOR 1 Month), 11/25/2049(d) (i)		21,845	3,790,929
Series 4954, Class SL 5.902% (6.05% - LIBOR 1 Month), 02/25/2050(d) (i)		4,419	835,391

	Principal Amount (000)		U.S. $ Value

Series 4981, Class HS 5.952% (6.10% - LIBOR 1 Month), 06/25/2050(d) (i)	U.S.$	39,619	$7,496,410
Federal National Mortgage Association REMICs Series 2011-131, Class ST 6.392% (6.54% - LIBOR 1 Month), 12/25/2041(d) (i)		7,174	1,723,804
Series 2014-17, Class SA 5.902% (6.05% - LIBOR 1 Month), 04/25/2044(d) (i)		13,037	3,290,780
Series 2015-26, Class SH 6.302% (6.45% - LIBOR 1 Month), 05/25/2045(d) (i)		9,847	1,879,947
Series 2016-106, Class ES 5.852% (6.00% - LIBOR 1 Month), 01/25/2047(d) (i)		5,697	1,060,372
Series 2017-16, Class SG 5.902% (6.05% - LIBOR 1 Month), 03/25/2047(d) (i)		11,883	2,418,400
Series 2017-62, Class AS 6.002% (6.15% - LIBOR 1 Month), 08/25/2047(d) (i)		8,186	1,548,499
Series 2017-81, Class SA 6.052% (6.20% - LIBOR 1 Month), 10/25/2047(d) (i)		12,205	2,744,610
Series 2017-97, Class SW 6.052% (6.20% - LIBOR 1 Month), 12/25/2047(d) (i)		9,652	2,348,646
Government National Mortgage Association Series 2017-122, Class SA 6.048% (6.20% - LIBOR 1 Month), 08/20/2047(d) (i)		9,538	1,920,134
Series 2017-134, Class MS 6.048% (6.20% - LIBOR 1 Month), 09/20/2047(d) (i)		9,818	2,137,451
Series 2017-43, Class ST 5.948% (6.10% - LIBOR 1 Month), 03/20/2047(d) (i)		11,601	2,232,675

			40,989,600

Agency Fixed Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs Series 4941, Class IO 4.00%, 12/15/2047(e)		26,405	3,511,813
Series 5008, Class AI 3.50%, 09/25/2050(e)		14,549	2,399,691
Series 5015, Class BI 4.00%, 09/25/2050(e)		22,601	3,677,765
Series 5018, Class EI 4.00%, 10/25/2050(e)		18,075	2,532,929
Series 5040, Class AI 3.50%, 11/25/2050(e)		11,087	1,670,647
Series 5043, Class IO 5.00%, 11/25/2050(e)		28,858	5,401,031

	Principal Amount (000)		U.S. $ Value

Series 5049, Class CI 3.50%, 12/25/2050(e)	U.S.$	23,999	$3,063,033
Series 5052, Class BI 5.00%, 12/25/2050(e)		23,695	3,833,495
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.69%, 05/28/2035		1,605	1,515,783
Federal National Mortgage Association REMICs Series 2015-30, Class EI 5.00%, 05/25/2045(e)		11,253	1,866,424
Series 2020-89, Class KI 4.00%, 12/25/2050(e)		45,867	7,166,228

			36,638,839

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2005-20CB, Class 3A6 5.50%, 07/25/2035		416	376,542
Series 2006-24CB, Class A16 5.75%, 08/25/2036		2,601	2,077,692
Series 2006-28CB, Class A14 6.25%, 10/25/2036		1,728	1,269,102
Series 2006-J1, Class 1A13 5.50%, 02/25/2036		704	648,680
Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-13, Class 1A19 6.25%, 09/25/2036		724	473,385
First Horizon Alternative Mortgage Securities Trust Series 2006-FA3, Class A9 6.00%, 07/25/2036		1,816	1,245,651

			6,091,052

Non-Agency Floating Rate – 0.1%
Chase Mortgage Reference Notes Series 2019-CL1, Class M3 2.248% (LIBOR 1 Month + 2.10%), 04/25/2047(a) (d)		1,454	1,469,401
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AR4, Class A2 0.528% (LIBOR 1 Month + 0.19%), 12/25/2036(d)		4,585	2,320,405
HomeBanc Mortgage Trust Series 2005-1, Class A1 0.648% (LIBOR 1 Month + 0.25%), 03/25/2035(d)		1,109	993,183

			4,782,989

Total Collateralized Mortgage Obligations (cost $230,705,081)			231,173,325

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 3.4%
Canada – 0.2%
Canadian Government Real Return Bond 0.50%, 12/01/2050	CAD	6,939	$6,815,266

Japan – 0.9%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027	JPY	3,562,349	34,673,694

United States – 2.3%
U.S. Treasury Inflation Index 0.125%, 07/15/2026 (TIPS)	U.S.$	26,789	29,459,048
0.375%, 07/15/2025 (TIPS)		45,346	49,795,908
0.75%, 07/15/2028 (TIPS)		6,633	7,716,644

			86,971,600

Total Inflation-Linked Securities (cost $117,895,463)			128,460,560

ASSET-BACKED SECURITIES – 2.0%
Autos - Fixed Rate – 0.8%
Avis Budget Rental Car Funding AESOP LLC Series 2016-1A, Class A 2.99%, 06/20/2022(a)		3,918	3,939,875
Series 2018-2A, Class A 4.00%, 03/20/2025(a)		6,700	7,259,460
CPS Auto Receivables Trust Series 2016-C, Class E 8.39%, 09/15/2023(a)		2,790	2,835,563
First Investors Auto Owner Trust Series 2020-1A, Class A 1.49%, 01/15/2025(a)		3,037	3,056,782
Flagship Credit Auto Trust Series 2016-2, Class D 8.56%, 11/15/2023(a)		3,030	3,077,439
Series 2016-4, Class D 3.89%, 11/15/2022(a)		3,395	3,446,629
Ford Credit Auto Owner Trust Series 2016-1, Class A 2.31%, 08/15/2027(a)		1,899	1,903,430
Hertz Vehicle Financing II LP Series 2017-1A, Class A 2.96%, 10/25/2021(a)		1,558	1,559,257
Series 2019-1A, Class A 3.71%, 03/25/2023(a)		1,468	1,470,243
Series 2019-2A, Class A 3.42%, 05/25/2025(a)		1,475	1,479,332
Hertz Vehicle Financing LLC Series 2018-2A, Class A 3.65%, 06/27/2022(a)		954	955,061

			30,983,071

	Principal Amount (000)		U.S. $ Value

Other ABS - Fixed Rate – 0.7%
Affirm Asset Securitization Trust Series 2020-A, Class A 2.10%, 02/18/2025(a)	U.S.$	5,400	$5,430,779
Consumer Loan Underlying Bond CLUB Credit Trust Series 2020-P1, Class B 2.92%, 03/15/2028(a)		3,500	3,557,855
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		3,275	3,566,899
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		2,651	2,717,443
Marlette Funding Trust Series 2018-4A, Class A 3.71%, 12/15/2028(a)		250	250,682
Series 2020-1A, Class A 2.24%, 03/15/2030(a)		759	763,199
Prosper Marketplace Issuance Trust Series 2019-3A, Class A 3.19%, 07/15/2025(a)		366	367,317
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(a)		1,419	1,429,766
Series 2017-6, Class A2 2.82%, 11/25/2026(a)		1,005	1,009,710
SoFi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027(a)		1,579	1,589,431
Series 2019-3, Class A 2.90%, 05/25/2028(a)		1,871	1,890,541
Upstart Securitization Trust Series 2020-3, Class A 1.702%, 11/20/2030(a)		3,902	3,921,783

			26,495,405

Credit Cards - Fixed Rate – 0.5%
World Financial Network Credit Card Master Trust Series 2018-A, Class A 3.07%, 12/16/2024		8,300	8,326,860
Series 2018-B, Class M 3.81%, 07/15/2025		4,490	4,538,511
Series 2019-B, Class M 3.04%, 04/15/2026		5,000	5,153,015

			18,018,386

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.273% (LIBOR 1 Month + 1.13%), 12/25/2032(d)		368	365,653

	Principal Amount (000)		U.S. $ Value

Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A 0.748% (LIBOR 1 Month + 0.30%), 04/25/2034(d)	U.S.$	4	$3,426

			369,079

Total Asset-Backed Securities (cost $74,659,773)			75,865,941

CORPORATES - NON-INVESTMENT GRADE – 1.3%
Industrial – 0.9%
Capital Goods – 0.2%
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		7,449	7,581,443

Communications - Telecommunications – 0.2%
CenturyLink, Inc. 4.50%, 01/15/2029(a)		6,426	6,537,812

Consumer Non - Cyclical – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		7,364	7,447,287

Energy – 0.1%
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		2,143	1,948,737

Other Industrial – 0.2%
H&E Equipment Services, Inc. 3.875%, 12/15/2028(a)		9,050	9,144,573

			32,659,852

Financial Institutions – 0.4%
Banking – 0.4%
Credit Suisse Group AG 6.375%, 08/21/2026(a) (c)		611	680,874
7.50%, 07/17/2023-12/11/2023(a) (c)		8,565	9,383,808
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		6,204	6,781,965

			16,846,647

Total Corporates - Non-Investment Grade (cost $48,102,449)			49,506,499

COLLATERALIZED LOAN OBLIGATIONS – 1.2%
CLO - Floating Rate – 1.2%
Dryden CLO Ltd. Series 2020-77A, Class A 2.224% (LIBOR 3 Month + 2.00%), 05/20/2031(a) (d)		3,905	3,917,836
Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033(a) (d)		4,670	4,672,993

	Principal Amount (000)		U.S. $ Value

Series 2020-78A, Class D 3.218% (LIBOR 3 Month + 3.00%), 04/17/2033(a) (d)	U.S.$	2,130	$2,101,352
Elevation CLO Ltd. Series 2020-11A, Class D1 4.087% (LIBOR 3 Month + 3.85%), 04/15/2033(a) (d)		4,500	4,500,499
Goldentree Loan Management US CLO Ltd. Series 2020-7A, Class A 2.118% (LIBOR 3 Month + 1.90%), 04/20/2031(a) (d)		6,000	6,014,232
Kayne CLO Ltd. Series 2020-7A, Class C 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033(a) (d)		2,090	2,090,257
Magnetite XXVI Ltd. Series 2020-26A, Class A 1.987% (LIBOR 3 Month + 1.75%), 07/15/2030(a) (d)		10,257	10,289,878
OCP CLO Ltd. Series 2020-18A, Class A 2.018% (LIBOR 3 Month + 1.80%), 04/20/2030(a) (d)		6,200	6,212,815
SCFF I Ltd. Series 2020-1A, Class A2A 3.487% (LIBOR 3 Month + 3.25%), 04/15/2031(a) (d)		2,770	2,782,363
Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031(a) (d)		1,850	1,764,691

Total Collateralized Loan Obligations (cost $44,329,419)			44,346,916

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 1.0%
United States – 1.0%
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023		4,170	4,232,133
State Board of Administration Finance Corp. Series 2020A 1.705%, 07/01/2027		6,821	7,080,130
State of California 5.70%, 11/01/2021		5,440	5,685,453
Series 2010 7.625%, 03/01/2040		8,520	14,786,716
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035		4,970	5,004,392

Total Local Governments - US Municipal Bonds (cost $30,275,960)			36,788,824

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.8%
Colombia – 0.1%
Colombia Government International Bond 3.125%, 04/15/2031	U.S.$	2,490	$2,643,135

Israel – 0.1%
Israel Government International Bond 3.875%, 07/03/2050		3,465	4,164,497

Mexico – 0.1%
Mexico Government International Bond 3.90%, 04/27/2025		3,737	4,203,901

Qatar – 0.1%
Qatar Government International Bond 3.40%, 04/16/2025(a)		2,155	2,374,540

Saudi Arabia – 0.1%
Saudi Government International Bond 2.90%, 10/22/2025(a)		4,056	4,370,340

United Arab Emirates – 0.3%
Abu Dhabi Government International Bond 1.70%, 03/02/2031(a)		4,901	4,888,747
2.50%, 04/16/2025(a)		3,593	3,840,019
3.875%, 04/16/2050(a)		2,881	3,499,515

			12,228,281

Uruguay – 0.0%
Uruguay Government International Bond 4.375%, 01/23/2031		1,501	1,840,765

Total Governments - Sovereign Bonds (cost $28,803,619)			31,825,459

QUASI-SOVEREIGNS – 0.7%
Quasi-Sovereign Bonds – 0.7%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 3.15%, 01/14/2030(a)		3,460	3,772,482
3.75%, 01/15/2031(a)		209	237,476
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)		200	224,500

			4,234,458

Indonesia – 0.3%
Indonesia Asahan Aluminium Persero PT 4.75%, 05/15/2025(a)		2,207	2,435,976
Pertamina Persero PT 6.45%, 05/30/2044(a)		3,100	4,197,594
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5.45%, 05/21/2028(a)		2,363	2,826,739
6.15%, 05/21/2048(a)		900	1,180,687

			10,640,996

	Principal Amount (000)		U.S. $ Value

Malaysia – 0.1%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)	U.S.$	1,474	$1,968,402

Mexico – 0.1%
Petroleos Mexicanos 6.75%, 09/21/2047		3,731	3,497,812
6.84%, 01/23/2030		1,419	1,477,179

			4,974,991

Peru – 0.1%
Corp. Financiera de Desarrollo SA 2.40%, 09/28/2027(a)		4,204	4,256,550

Total Quasi-Sovereigns (cost $23,117,528)			26,075,397

AGENCIES – 0.6%
Agency Debentures – 0.6%
Federal Home Loan Bank 1.875%, 07/07/2021		16,930	17,081,354
2.50%, 02/13/2024		6,170	6,610,600

Total Agencies (cost $23,082,414)			23,691,954

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.6%
Basic – 0.1%
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		3,420	3,508,706

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		4,960	5,260,700
6.95%, 01/17/2028(a)		1,797	2,030,610
Odebrecht Finance Ltd. 5.25%, 06/27/2029(a) (j) (k)		4,212	177,694
7.125%, 06/26/2042(a) (j) (k)		1,125	49,922

			7,518,926

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		825	883,008

Consumer Cyclical - Other – 0.1%
Wynn Macau Ltd. 5.625%, 08/26/2028(a)		2,862	2,987,212

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026(a)		1,272	1,340,370
Minerva Luxembourg SA 6.50%, 09/20/2026(a)		376	394,213

			1,734,583

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.1%
Rumo Luxembourg SARL 5.875%, 01/18/2025(a)	U.S.$	3,438	$3,636,759

			20,269,194

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		565	580,119

Total Emerging Markets - Corporate Bonds (cost $24,178,445)			20,849,313

EMERGING MARKETS - TREASURIES – 0.4%
South Africa – 0.4%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $12,221,374)	ZAR	258,107	16,747,673

EMERGING MARKETS - SOVEREIGNS – 0.3%
Dominican Republic – 0.2%
Dominican Republic International Bond 4.875%, 09/23/2032(a)	U.S.$	8,182	9,018,098

Egypt – 0.1%
Egypt Government International Bond 6.125%, 01/31/2022(a)		2,046	2,132,316

Total Emerging Markets - Sovereigns (cost $10,228,000)			11,150,414

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Insurance – 0.1%
Mt Logan Re Ltd. (Preference Shares)(f) (h) (j) (l) (cost $2,813,000)		2,813	2,921,892

	Principal Amount (000)

SHORT-TERM INVESTMENTS – 2.8%
U.S. Treasury Bills – 2.7%
U.S. Treasury Bill Zero Coupon, 01/12/2021 (cost $101,872,821)	U.S.$	101,875	101,874,094

Short-Term Municipal Notes – 0.1%
New York – 0.1%
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021 (cost $2,001,515)		1,980	2,003,285

Total Short-Term Investments (cost $103,874,336)			103,877,379

Total Investments – 102.7% (cost $3,683,728,566)(m)			3,888,224,704
Other assets less liabilities – (2.7)%			(103,157,650)

Net Assets – 100.0%			$3,785,067,054

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	814	March 2021	$127,276,531	$(334,335)
U.S. T-Note 2 Yr (CBT) Futures	5,785	March 2021	1,278,349,411	895,486
U.S. T-Note 10 Yr (CBT) Futures	478	March 2021	66,001,344	104,679
U.S. Ultra Bond (CBT) Futures	695	March 2021	148,425,938	(2,319,106)
Sold Contracts
10 Yr Canadian Bond Futures	197	March 2021	29,372,700	(94,722)
Euro Buxl 30 Yr Bond Futures	324	March 2021	72,977,760	(601,913)
Japan 10 Yr Bond (OSE) Futures	19	March 2021	2,886,480,000	21,093
U.S. T-Note 5 Yr (CBT) Futures	1,709	March 2021	215,614,384	(520,088)

				$(2,848,906)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	148,374	USD	2,009	01/22/2021	$5,044
Bank of America, NA	USD	9,278	MXN	184,618	02/25/2021	(54,881)
Bank of America, NA	USD	948	EUR	773	03/17/2021	(2,093)
Barclays Bank PLC	USD	9,342	IDR	131,846,729	01/15/2021	127,488
Barclays Bank PLC	RUB	5,471,066	USD	74,143	01/22/2021	258,449
Barclays Bank PLC	USD	9,067	ZAR	135,922	02/04/2021	144,072
Barclays Bank PLC	CAD	111,847	USD	87,365	02/18/2021	(515,770)
BNP Paribas SA	USD	4,288	ZAR	63,532	02/04/2021	17,453
Citibank, NA	USD	75,568	KRW	85,961,131	01/14/2021	3,445,365
Citibank, NA	USD	300	CNY	1,967	02/10/2021	1,053
Citibank, NA	USD	39,686	JPY	4,130,289	02/26/2021	339,087
Goldman Sachs Bank USA	USD	74,988	AUD	106,288	01/12/2021	6,963,759
HSBC Bank USA	BRL	47,332	USD	9,108	01/05/2021	(4,384)
HSBC Bank USA	USD	9,279	BRL	47,332	01/05/2021	(166,494)
HSBC Bank USA	USD	73,128	RUB	5,638,563	01/22/2021	3,017,931
Morgan Stanley Capital Services, Inc.	BRL	47,332	USD	8,998	01/05/2021	(114,848)
Morgan Stanley Capital Services, Inc.	USD	9,108	BRL	47,332	01/05/2021	4,384
Morgan Stanley Capital Services, Inc.	AUD	210,294	USD	150,122	01/12/2021	(12,021,229)
Morgan Stanley Capital Services, Inc.	USD	8,994	BRL	47,332	02/02/2021	115,661

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.	NZD	105,698	USD	75,357	03/05/2021	$(713,839)
Morgan Stanley Capital Services, Inc.	MYR	38,425	USD	9,220	03/25/2021	(377,346)
Natwest Markets PLC	USD	1,063	AUD	1,492	01/12/2021	86,807
Standard Chartered Bank	KRW	86,578,122	USD	77,614	01/14/2021	(1,966,986)
Standard Chartered Bank	USD	6,172	ZAR	91,293	02/04/2021	14,249
Standard Chartered Bank	USD	2,887	ZAR	42,269	02/04/2021	(22,931)
State Street Bank & Trust Co.	USD	1,651	AUD	2,219	01/12/2021	60,066
State Street Bank & Trust Co.	USD	46	SEK	403	01/15/2021	3,194
State Street Bank & Trust Co.	USD	1	GBP	1	01/21/2021	29
State Street Bank & Trust Co.	ZAR	445,389	USD	28,720	02/04/2021	(1,462,470)
UBS AG	USD	105,816	EUR	86,624	03/17/2021	179,760

						$(2,639,420)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	265,250	08/27/2021	3 Month CDOR	1.623%	Semi-Annual /Semi-Annual	$2,356,603	$592	$2,356,011
SEK	1,163,650	08/30/2024	3 Month STIBOR	(0.165)%	Quarterly/ Annual	(1,220,493)	764	(1,221,257)
CAD	414,580	08/07/2025	3 Month CDOR	0.698%	Semi-Annual/ Semi-Annual	(793,381)	(3,927)	(789,454)
USD	19,060	12/13/2029	1.764%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,541,450)	—	(1,541,450)
EUR	25,100	11/10/2050	6 Month EURIBOR	(0.043)%	Semi-Annual/ Annual	(197,071)	—	(197,071)
EUR	25,100	11/10/2050	0.022%	6 Month EURIBOR	Annual/Semi- Annual	(415,194)	194,796	(609,990)

						$(1,810,986)	$192,225	$(2,003,211)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	8,912	$1,055,181	$609,208	$445,973
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		7,235	856,624	511,848	344,776
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		7,235	856,625	529,893	326,732
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		3,618	428,371	281,435	146,936
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		1,867	221,053	126,962	94,091
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		1,787	211,581	118,858	92,723
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		1,786	211,462	118,791	92,671
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,452	527,487	901,128	(373,641)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,453	527,606	902,027	(374,421)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,752	563,429	942,408	(378,979)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,797	567,565	984,269	(416,704)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		11,881	1,408,691	2,377,617	(968,926)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		23,761	2,815,282	4,844,724	(2,029,442)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,173	494,431	728,563	(234,132)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		2,550	301,707	517,826	(216,119)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.87%	USD	2,226	$263,744	$434,735	$(170,991)
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.87		4,452	527,488	914,733	(387,245)
Sale Contracts
Citibank, NA
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		248	(66,071)	(32,876)	(33,195)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		39	(10,390)	(6,133)	(4,257)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		129	(34,389)	(15,188)	(19,201)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		160	(42,640)	(20,483)	(22,157)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		138	(36,766)	(13,705)	(23,061)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		260	(69,269)	(37,833)	(31,436)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		229	(61,029)	(29,303)	(31,726)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		225	(59,963)	(27,873)	(32,090)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		238	(63,407)	(30,819)	(32,588)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		315	(83,947)	(39,022)	(44,925)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		320	(85,280)	(35,769)	(49,511)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		432	(115,164)	(50,864)	(64,300)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		460	(122,590)	(51,418)	(71,172)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		641	(170,827)	(68,692)	(102,135)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	2,545	$(678,030)	$(196,798)	$(481,232)
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		194	(51,701)	(24,033)	(27,668)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00			(267)	(122)	(145)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,375	(366,323)	(108,870)	(257,453)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		2,204	(587,183)	(319,247)	(267,936)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,776	(473,156)	(143,610)	(329,546)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		2,160	(575,460)	(125,602)	(449,858)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		8,500	(2,264,541)	(573,803)	(1,690,738)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	6.97		7,805	(584,681)	(149,073)	(435,608)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		345	(91,914)	(39,486)	(52,428)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,496	(398,560)	(184,059)	(214,501)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,727	(460,101)	(212,479)	(247,622)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		3,315	(883,171)	(370,227)	(512,944)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		3,315	(883,171)	(370,082)	(513,089)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		4,586	(1,221,787)	(321,238)	(900,549)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	15.00%	USD	148	$(39,429)	$(21,947)	$(17,482)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		640	(170,507)	(73,810)	(96,697)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,687	(449,444)	(269,217)	(180,227)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,982	(528,038)	(297,477)	(230,561)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		2,355	(627,411)	(381,227)	(246,184)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,647	(438,788)	(171,327)	(267,461)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		2,418	(644,195)	(321,306)	(322,889)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		308	(82,057)	(29,337)	(52,720)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		323	(86,052)	(30,775)	(55,277)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		616	(164,112)	(76,750)	(87,362)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,260	(335,685)	(152,204)	(183,481)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,317	(350,871)	(125,109)	(225,762)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		3,630	(967,093)	(434,657)	(532,436)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	15.00		1,997	(532,034)	(137,495)	(394,539)

						$(4,119,167)	$9,723,680	$(13,842,847)

*	Termination date
**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, the aggregate market value of these securities amounted to $700,461,059 or 18.5% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2020.
(e)	IO - Interest Only.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.55% of net assets as of December 31, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
HFX Trust Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	$7,357,825	$7,360,834	0.19%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 4.398%, 11/25/2024	11/06/2015	495,134	479,017	0.01%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMA 2.109%, 11/15/2026	11/16/2015	2,459,971	2,192,154	0.06%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.145%, 03/27/2024	03/21/2019	1,253,825	1,194,954	0.03%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 2.895%, 05/27/2023	06/07/2019	2,606,450	2,513,445	0.07%
PMT Credit Risk Transfer Trust Series 2019-3R, Class A 2.845%, 10/27/2022	10/11/2019	713,647	705,278	0.02%
PMT Credit Risk Transfer Trust Series 2020-1R, Class A 2.495%, 02/27/2023	02/11/2020	2,890,850	2,831,191	0.07%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	565,000	580,119	0.02%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 5.398%, 11/25/2025	09/28/2015	2,268,359	2,213,437	0.06%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.648%, 11/25/2025	09/28/2015	697,260	689,462	0.02%

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/2014	$2,813,000	$2,921,892	0.08%

(m)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $244,945,800 and gross unrealized depreciation of investments was $(61,784,046), resulting in net unrealized appreciation of $183,161,754.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

RUB – Russian Ruble

SEK – Swedish Krona

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ARMs – Adjustable Rate Mortgages

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

STIBOR – Stockholm Interbank Offered Rate

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$1,164,612,264	$—	$1,164,612,264
Corporates - Investment Grade	—	1,084,346,855	—	1,084,346,855
Mortgage Pass-Throughs	—	493,981,670	—	493,981,670
Commercial Mortgage-Backed Securities	—	334,641,535	7,360,834	342,002,369
Collateralized Mortgage Obligations	—	231,173,325	—	231,173,325
Inflation-Linked Securities	—	128,460,560	—	128,460,560
Asset-Backed Securities	—	75,865,941	—	75,865,941
Corporates - Non-Investment Grade	—	49,506,499	—	49,506,499
Collateralized Loan Obligations	—	44,346,916	—	44,346,916
Local Governments - US Municipal Bonds	—	36,788,824	—	36,788,824
Governments - Sovereign Bonds	—	31,825,459	—	31,825,459
Quasi-Sovereigns	—	26,075,397	—	26,075,397
Agencies	—	23,691,954	—	23,691,954
Emerging Markets - Corporate Bonds	—	20,849,313	—	20,849,313
Emerging Markets - Treasuries	—	16,747,673	—	16,747,673
Emerging Markets - Sovereigns	—	11,150,414	—	11,150,414
Common Stocks	—	—	2,921,892	2,921,892
Short-Term Investments:
U.S. Treasury Bills	—	101,874,094	—	101,874,094
Short-Term Municipal Notes	—	2,003,285	—	2,003,285

Total Investments in Securities	—	3,877,941,978	10,282,726	3,888,224,704
Other Financial Instruments(a):
Assets:
Futures	1,021,258	—	—	1,021,258
Forward Currency Exchange Contracts	—	14,783,851	—	14,783,851
Centrally Cleared Interest Rate Swaps	—	2,356,603	—	2,356,603
Credit Default Swaps	—	11,838,327	—	11,838,327
Liabilities:
Futures	(3,870,164)	—	—	(3,870,164)
Forward Currency Exchange Contracts	—	(17,423,271)	—	(17,423,271)
Centrally Cleared Interest Rate Swaps	—	(4,167,589)	—	(4,167,589)
Credit Default Swaps	—	(15,957,494)	—	(15,957,494)

Total	$(2,848,906)	$3,869,372,405	$10,282,726	$3,876,806,225

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.